Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																									12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended																			12 Months Ended
	Dec. 31, 2013 CountryandTerritory		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011 Authorized in 2010 [Member]	Dec. 31, 2012 Authorized in 2011 [Member]	Dec. 31, 2013 Authorized in 2012 [Member]	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Building [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2013 Furniture, Fixtures and Autos [Member]	Dec. 31, 2012 Furniture, Fixtures and Autos [Member]	Dec. 31, 2013 Computer Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2013 Trade Names [Member]		Dec. 31, 2012 Trade Names [Member]		Dec. 31, 2013 Reacquired Franchise Rights [Member]	Dec. 31, 2012 Reacquired Franchise Rights [Member]	Dec. 31, 2013 Technology [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2013 Franchise Agreements [Member]	Dec. 31, 2012 Franchise Agreements [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Furniture, Fixtures and Autos [Member]	Dec. 31, 2013 Minimum [Member] Computer Equipment [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Building [Member]	Dec. 31, 2013 Maximum [Member] Furniture, Fixtures and Autos [Member]	Dec. 31, 2013 Maximum [Member] Computer Equipment [Member]	Dec. 31, 2013 Carrying Amount [Member]	Dec. 31, 2012 Carrying Amount [Member]	Dec. 31, 2013 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2013 Recurring Basis [Member]	Dec. 31, 2012 Recurring Basis [Member]	Dec. 31, 2013 Recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2012 Recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2013 Recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2013 Allowance for Doubtful Accounts [Member]	Dec. 31, 2012 Allowance for Doubtful Accounts [Member]	Dec. 31, 2011 Allowance for Doubtful Accounts [Member]	Sep. 30, 2013 Correction of Error [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Sep. 30, 2013 Correction of Error [Member] Other Assets [Member]
Foreign currency translation	$ 239.5		$ 186.8																																																					$ 37.7	$ 37.7
Ownership interest to qualify for equity method, maximum (in hundredths)	50.00%
Ownership interest to qualify for equity method, minimum (in hundredths)	20.00%
Carrying value of equity method investments	140.2		85.3		75.9
Unremitted earnings from equity method investments	74.4		67.2
Revenues and receivables [Abstract]
Franchise fees	24.4		23.9		25.2
Deferred revenue - current	48.5		55.7
Deferred revenue - non-current	10.0		17.1
Allowance for doubtful accounts [Abstract]
Bad debt expense																																																					24.1	29.2	25.9
Write-offs of accounts receivable																																																					26.4	23.2	25.0
Advertising costs [Abstract]
Advertising expenses	22.3		27.2		34.0
Assets [Abstract]
Foreign currency forward contracts																																													0.3	0.1	0	0	0.3	0.1	0	0
Deferred compensation plan assets																																													71.6	58.7	71.6	58.7	0	0	0	0
Total assets measured at fair value																																													71.9	58.8	71.6	58.7	0.3	0.1	0	0
Fair Value Measurements [Abstract]
Euro-denominated notes																																									480.9	725.5	520.1	778.8
Goodwill [Abstract]
Goodwill, Gross	1,090.9	[1]	1,041.3	[1]
Accumulated Amortization	0	[1]	0	[1]
Goodwill, Net	1,090.9	[1],[2]	1,041.3	[1],[2]	984.7	[2]
Nature of operations [Abstract]
Number of offices worldwide																																		Over 3,100
Number of countries and territories	80
Accumulated goodwill impairment loss	513.4		513.4		513.4
Income approach weight for goodwill impairment for certain reporting units (in hundredths)	75.00%
Market approach weight for goodwill impairment for certain reporting units (in hundredths)	25.00%
Discount rate for goodwill impairment test (in hundredths)																																		11.70%			16.50%
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	405.3		391.8																							19.6	19.6	18.0	18.0	351.5	339.0	16.2	15.2
Finite-Lived Intangible Assets, Accumulated Amortization	247.9		213.2																							19.6	19.6	17.9	16.1	196.4	165.1	14.0	12.4
Finite-Lived Intangible Assets, Net	157.4		178.6																							0	0	0.1	1.9	155.1	173.9	2.2	2.8
Weighted-average useful lives (in years)																										5 years		10 years		14 years		3 years
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	151.7		152.0																	54.0	[3]	54.0	[3]	97.7	98.0
Accumulated Amortization on Infinite Intangible Assets	0		0																	0	[3]	0	[3]	0	0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	151.7		152.0																	54.0	[3]	54.0	[3]	97.7	98.0
Accumulated Impairment Loss																				139.5		139.5
Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets, Gross (Excluding Goodwill), Total	557.0		543.8
Intangible Assets, Accumulated Amortization (Excluding Goodwill), Total	247.9		213.2
Intangible Assets, Net (Excluding Goodwill)	309.1		330.6
Amortization expense related to intangibles	34.1	[4]	36.7	[4]	38.9	[4]
Future amortization expense [Abstract]
2014	30.3
2015	27.0
2016	23.9
2017	20.3
2018	18.0
Marketable securities [Abstract]
Available-for-sale investments market value	0		0
Ownership interest in our Swiss franchise (in hundredths)	49.00%
Swiss Franchise Investment Market Value	204.2		192.5
Swiss franchise realized gains	3.6		0.1		0.1
Swiss franchise realized losses	1.4		0.2		0.3
Capitalized software for internal use [Abstract]
Capitalized Software, Useful Life, Minimum	3 years
Capitalized Software, Useful Life, Maximum	10 years
Net capitalized software	4.6		10.6
Amortization expense related to the capitalized software costs	5.6		7.3		7.8
Property and equipment [Abstract]
Property and equipment, gross	706.2		704.1							6.2	6.8	20.8	21.0	194.1	198.4	168.1	169.2	317.0	308.7
Property, Plant and Equipment, Useful Life																																			2 years	2 years		40 years	16 years	16 years
Shareholders' Equity [Abstract]
Shares authorized to be repurchased (in shares)								3.0	8.0
Shares repurchased (in shares)			3.6		2.6		0.6	3.0
Total cost of shares repurchased			138.2		104.5
Dividends declared (in dollars per share)	$ 0.92		$ 0.86		$ 0.80
Total dividend paid	72.0		67.8		65.1
Payroll Tax Credit [Abstract]
Multiplier for payroll tax credits	2.5
CICE payroll tax credit in 2013 (in hundredths)	4.00%
CICE payroll tax credit starting in 2014 (in hundredths)	6.00%
Payment period of the CICE payroll tax credit	3 years
Net proceeds from sale of tax credits	$ 104.0

[1]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2013 and 2012.
[2]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2012, December 31, 2012 and December 31, 2013.
[3]	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2013 and 2012.
[4]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.